CVC - DISCONTINUED OPERATIONS (Details) - Cablevision Systems Corporation And Subsidiaries - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2015
DISCONTINUED OPERATIONS
Income (loss) before income taxes		$ 21,272
Income (loss) from discontinued operations, net of income taxes	$ 0	12,541
Discontinued operations, legal matter expense		21,000
Discontinued operations legal matter, aggregate expense, including statutory interest, net of taxes		$ 12,380